Document and Entity Information	0 Months Ended
Jan. 29, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 29, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jan. 28, 2015
Document Effective Date	Jan. 29, 2015
Prospectus Date	Jan. 29, 2015
Collins Long/Short Credit Fund | Collins Long/Short Credit Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	CCLIX
Collins Long/Short Credit Fund | Collins Long/Short Credit Fund - Class A Shares
Risk/Return:
Trading Symbol	CLCAX